Long Term Payable - Schedule of Long-Term Accounts Payable-Current, Net (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Schedule of Long-Term Accounts Payable-Current, Net [Line Items]
Long-term accounts payable-current, net	$ 290,710	$ 300,338
Long-term accounts payable-non-current, net		307,323
Loans Payable [Member]
Schedule of Long-Term Accounts Payable-Current, Net [Line Items]
Long-term accounts payable-current		27,601
Unrecognized financing expense		(1,105)
Long-term accounts payable-current, net		$ 26,496
Long-term accounts payable-non-current
Unrecognized financing expense
Long-term accounts payable-non-current, net